Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2022	December 31, 2023
		NT$000	NT$000
Government granted bank loans	Borrowing period is from March 11, 2020 to October 15, 2032; interest is repayable monthly; principal is repayable monthly from March 15, 2023	14,056,131	14,972,311
Less: Unamortized interest on government granted bank loans		(88,330)	(60,592)
Less: Current portion (fee included)		(1,522,917)	(2,263,718)
		12,444,884	12,648,001
Interest rate range		1.075%~1.625%	1.2%~1.75%
Unused credit lines of long-term bank loans
NT$000		9,671,868	7,232,770